Provision for decommissioning costs (Tables)	12 Months Ended
Dec. 31, 2022
Provision For Decommissioning Costs
Summery of provision for decommissioning costs by producing area

	12.31.2022	12.31.2021
Onshore	418	873
Shallow waters	4,399	3,732
Deep and ultra-deep post-salt	9,988	8,420
Pre-salt	3,795	2,594
	18,600	15,619

Summery of changes in the provision for decommissioning costs are presented

Non-current liabilities	2022	2021
Opening balance	15,619	18,780
Adjustment to provision	3,484	(1,186)
Transfers related to liabilities held for sale	(1,258)	(704)
Use of provisions	(854)	(730)
Interest accrued	476	723
Others	(5)	5
Translation adjustment	1,138	(1,269)
Closing balance	18,600	15,619